NET TRADING LOSS (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Trading Profit Loss Details [Abstract]
Gains included in net trading loss from the re-purchase by the Group of debt securities issued by the Group.	€ 5	€ 1	€ 9